Net Income (Loss) Per Ordinary Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share [Abstract]
Dilutive Weighted average common shares	105,079,508	101,685,915	104,563,467	101,381,153
Dilutive net loss per common share	$ (0.08)	$ (0.05)	$ (0.18)	$ (0.10)